Note 11 - Accounts Payable, Trade (Tables)	12 Months Ended
Dec. 31, 2015
Accounts Payable Trade [Abstract]
Accounts Payable, Trade [Table Text Block]
	As of December 31,	As of December 31,
	2015	2014
Suppliers	$3,177	$3,751
Shipyards	346	223
Insurers	824	697
Agents	714	650
Other creditors	10,088	8,889
	$15,149	$14,210